UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2026

Short Duration Income Fund

Investor Class (TSDLX)

This annual shareholder report contains important information about Short Duration Income Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income Fund - Investor Class	$41	0.40%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2026, as front-end yields ended lower amid elevated rate volatility, driven by moderating inflation expectations and Federal Reserve rate cuts during the second half of 2025.

  The fund’s security selection within the high yield and investment-grade corporate sectors aided performance relative to its style-specific benchmark, the Bloomberg 1-3 Year U.S. Corporate Bond Index. Out-of-benchmark allocations to collateralized loan obligations, non-agency mortgage-backed securities (MBS), agency MBS, and asset-backed securities (ABS) also aided relative results.

  Our allocation to Treasuries was a relative detractor over the one-year period.

  The Short Duration Income Fund seeks to provide income consistent with limited fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute position. The fund’s allocation to U.S. Treasuries also increased while its allocation to ABS and MBS increased.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default swaps and interest rate swaps.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
12/8/20	10,000	10,000	10,000
2/28/21	10,083	9,822	10,028
5/31/21	10,121	9,808	10,056
8/31/21	10,162	9,968	10,063
11/30/21	10,091	9,909	10,005
2/28/22	9,951	9,562	9,876
5/31/22	9,753	9,002	9,756
8/31/22	9,637	8,820	9,678
11/30/22	9,544	8,636	9,651
2/28/23	9,659	8,633	9,708
5/31/23	9,779	8,809	9,831
8/31/23	9,865	8,715	9,908
11/30/23	10,013	8,738	10,070
2/29/24	10,209	8,920	10,231
5/31/24	10,332	8,924	10,343
8/31/24	10,626	9,351	10,626
11/30/24	10,723	9,339	10,723
2/28/25	10,915	9,438	10,871
5/31/25	11,026	9,411	10,999
8/31/25	11,235	9,644	11,189
11/30/25	11,367	9,871	11,329
2/28/26	11,530	10,029	11,464
5/31/26	11,552	9,894	11,489

202501-4140694, 202606-5569588

F1305-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 12/8/20
Short Duration Income Fund (Investor Class)	4.77%	2.68%	2.67%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	-0.19
Bloomberg 1-3 Year U.S. Corporate Bond Index (Strategy Benchmark)	4.46	2.70	2.57

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$227,418
  Number of Portfolio Holdings740
  Investment Advisory Fees Paid (000s)$26
  Portfolio Turnover Rate83.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	38.4%
Asset-Backed Securities	25.5
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	12.9
Non-U.S. Government Mortgage-Backed Securities	10.8
U.S. Government & Agency Mortgage-Backed Securities	6.6
Foreign Government Obligations & Municipalities	2.3
Commercial Paper	1.7
Bank Loans	1.4
Securities Lending Collateral	1.1
Short-Term and Other	-0.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	12.9%
Federal National Mortgage Assn.	2.8
Federal Home Loan Mortgage	2.7
Ally Bank Auto Credit-Linked Notes	1.2
KKR	1.0
JPMorgan Mortgage Trust	0.8
Hyundai Capital America	0.7
Hardee's Funding	0.7
Medline Borrower	0.7
Barclays	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Short Duration Income Fund

Investor Class (TSDLX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Short Duration Income Fund

I Class (TSIDX)

This annual shareholder report contains important information about Short Duration Income Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income Fund - I Class	$30	0.29%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2026, as front-end yields ended lower amid elevated rate volatility, driven by moderating inflation expectations and Federal Reserve rate cuts during the second half of 2025.

  The fund’s security selection within the high yield and investment-grade corporate sectors aided performance relative to its style-specific benchmark, the Bloomberg 1-3 Year U.S. Corporate Bond Index. Out-of-benchmark allocations to collateralized loan obligations, non-agency mortgage-backed securities (MBS), agency MBS, and asset-backed securities (ABS) also aided relative results.

  Our allocation to Treasuries was a relative detractor over the one-year period.

  The Short Duration Income Fund seeks to provide income consistent with limited fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute position. The fund’s allocation to U.S. Treasuries also increased while its allocation to ABS and MBS increased.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default swaps and interest rate swaps.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2026

Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
12/8/20	500,000	500,000	500,000
2/28/21	504,292	491,107	501,375
5/31/21	506,334	490,403	502,782
8/31/21	508,512	498,419	503,129
11/30/21	505,104	495,429	500,247
2/28/22	498,217	478,121	493,805
5/31/22	488,450	450,082	487,789
8/31/22	482,725	441,022	483,898
11/30/22	478,221	431,818	482,548
2/28/23	484,094	431,639	485,408
5/31/23	489,706	440,437	491,543
8/31/23	494,685	435,759	495,415
11/30/23	502,230	436,913	503,510
2/29/24	512,176	446,000	511,526
5/31/24	518,523	446,187	517,174
8/31/24	533,377	467,555	531,289
11/30/24	538,419	466,951	536,130
2/28/25	547,611	471,905	543,566
5/31/25	553,908	470,544	549,931
8/31/25	564,575	482,219	559,454
11/30/25	571,348	493,573	566,450
2/28/26	579,115	501,449	573,222
5/31/26	580,954	494,699	574,461

202501-4140694, 202606-5569588

F1306-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 12/8/20
Short Duration Income Fund (I Class)	4.88%	2.79%	2.78%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	-0.19
Bloomberg 1-3 Year U.S. Corporate Bond Index (Strategy Benchmark)	4.46	2.70	2.57

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$227,418
  Number of Portfolio Holdings740
  Investment Advisory Fees Paid (000s)$26
  Portfolio Turnover Rate83.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	38.4%
Asset-Backed Securities	25.5
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	12.9
Non-U.S. Government Mortgage-Backed Securities	10.8
U.S. Government & Agency Mortgage-Backed Securities	6.6
Foreign Government Obligations & Municipalities	2.3
Commercial Paper	1.7
Bank Loans	1.4
Securities Lending Collateral	1.1
Short-Term and Other	-0.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	12.9%
Federal National Mortgage Assn.	2.8
Federal Home Loan Mortgage	2.7
Ally Bank Auto Credit-Linked Notes	1.2
KKR	1.0
JPMorgan Mortgage Trust	0.8
Hyundai Capital America	0.7
Hardee's Funding	0.7
Medline Borrower	0.7
Barclays	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Short Duration Income Fund

I Class (TSIDX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$34,029	$34,043
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,211,000 and $1,746,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TSDLX Short Duration Income
Fund
TSIDX Short Duration Income
Fund–
.
I Class

T. ROWE PRICE Short Duration Income Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 9 .44 $ 9 .30 $ 9 .23 $ 9 .51 $ 10 .05
Investment activities
Net investment income
(1)(2)
0 .44 0 .47 0 .44 0 .31 0 .17
Net realized and unrealized
gain/loss —
(3)
0 .14 0 .07 ( 0 .29 ) ( 0 .53 )
Total from investment
activities 0 .44 0 .61 0 .51 0 .02 ( 0 .36 )
Distributions
Net investment income ( 0 .44 ) ( 0 .47 ) ( 0 .44 ) ( 0 .30 ) ( 0 .17 )
Net realized gain — — — — ( 0 .01 )
Total distributions ( 0 .44 ) ( 0 .47 ) ( 0 .44 ) ( 0 .30 ) ( 0 .18 )
NET ASSET VALUE
End of period $ 9 .44 $ 9 .44 $ 9 .30 $ 9 .23 $ 9 .51

T. ROWE PRICE Short Duration Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(2)(4)
4 .77% 6 .71% 5 .66% 0 .26% ( 3 .64 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .70% 0 .88% 1 .01% 1 .05% 0 .97%
Net expenses after
waivers/payments by Price
Associates 0 .40% 0 .40% 0 .41% 0 .40% 0 .40%
Net investment income 4 .69% 5 .01% 4 .76% 3 .30% 1 .72%
Portfolio turnover rate 83 .3% 90 .8% 88 .7% 96 .9% 60 .1%
Net assets, end of period (in
thousands) $71,271 $59,173 $33,978 $29,420 $31,100
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Short Duration Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 9 .44 $ 9 .30 $ 9 .22 $ 9 .51 $ 10 .05
Investment activities
Net investment income
(1)(2)
0 .45 0 .48 0 .45 0 .32 0 .19
Net realized and unrealized
gain/loss —
(3)
0 .14 0 .08 ( 0 .30 ) ( 0 .54 )
Total from investment
activities 0 .45 0 .62 0 .53 0 .02 ( 0 .35 )
Distributions
Net investment income ( 0 .45 ) ( 0 .48 ) ( 0 .45 ) ( 0 .31 ) ( 0 .18 )
Net realized gain — — — — ( 0 .01 )
Total distributions ( 0 .45 ) ( 0 .48 ) ( 0 .45 ) ( 0 .31 ) ( 0 .19 )
NET ASSET VALUE
End of period $ 9 .44 $ 9 .44 $ 9 .30 $ 9 .22 $ 9 .51
Ratios/Supplemental Data
Total return
(2)(4)
4 .88% 6 .82% 5 .88% 0 .26% ( 3 .53 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .53% 0 .80% 0 .94% 0 .97% 0 .93%
Net expenses after waivers/
payments by Price Associates 0 .29% 0 .29% 0 .30% 0 .30% 0 .29%
Net investment income 4 .72% 5 .11% 4 .86% 3 .41% 1 .98%
Portfolio turnover rate 83 .3% 90 .8% 88 .7% 96 .9% 60 .1%
Net assets, end of period (in
thousands) $156,147 $37,970 $20,964 $18,914 $17,250
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Short Duration Income Fund
May 31, 2026

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  25.5%
Car Loan  6.0%
Ally Bank
Series 2026-A, Class C
4.856%, 3/15/34 (1) 250 250
Ally Bank
Series 2026-A, Class D
5.248%, 3/15/34 (1) 250 250
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 94 95
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 347 350
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.648%, 6/15/33 (1) 508 508
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class D
4.991%, 6/15/33 (1) 169 169
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class B
4.501%, 9/15/33 (1) 760 759
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class C
4.697%, 9/15/33 (1) 191 191
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class D
4.942%, 9/15/33 (1) 710 709
ARI Fleet Lease Trust
Series 2024-A, Class B
5.16%, 11/15/32 (1) 100 101
ARI Fleet Lease Trust
Series 2024-A, Class C
5.38%, 11/15/32 (1) 195 197
ARI Fleet Lease Trust
Series 2026-A, Class B
4.38%, 11/15/34 (1) 280 276
ARI Fleet Lease Trust
Series 2026-B, Class C
4.90%, 2/15/35 (1) 100 100
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 83 84

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class D
7.26%, 10/20/27 (1) 83 84
Avis Budget Rental Car Funding AESOP
Series 2023-3A, Class D
7.32%, 2/20/28 (1) 100 101
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.112%, 12/26/31 (1) 72 72
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class C
4.44%, 11/17/31  140 138
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class C
4.88%, 2/17/32  190 190
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class D
5.19%, 2/17/32  110 110
CarMax Auto Owner Trust
Series 2022-4, Class D
8.08%, 4/16/29  200 204
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  135 137
Carvana Auto Receivables Trust
Series 2021-N3, Class B
0.66%, 6/12/28  33 33
Carvana Auto Receivables Trust
Series 2021-N4, Class D
2.30%, 9/11/28  17 16
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 100 101
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 372 377
Carvana Auto Receivables Trust
Series 2026-P2, Class C
5.80%, 10/12/32  185 187
Carvana Auto Receivables Trust
Series 2026-P2, Class D
6.18%, 6/12/34  325 328
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 351 351

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Chase Auto Credit Linked Notes
Series 2025-1, Class C
4.851%, 2/25/33 (1) 280 281
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 24 24
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  21 21
Exeter Automobile Receivables Trust
Series 2024-1A, Class C
5.41%, 5/15/30  400 402
Exeter Automobile Receivables Trust
Series 2024-2A, Class C
5.74%, 5/15/29  42 42
Exeter Automobile Receivables Trust
Series 2025-2A, Class B
4.92%, 9/17/29  140 141
Exeter Automobile Receivables Trust
Series 2025-4A, Class C
4.57%, 6/16/31  285 284
Exeter Automobile Receivables Trust
Series 2025-5A, Class B
4.28%, 7/15/30  115 115
Exeter Automobile Receivables Trust
Series 2025-5A, Class C
4.68%, 3/15/32  200 199
Exeter Automobile Receivables Trust
Series 2026-1A, Class B
4.22%, 10/15/30  75 74
Exeter Automobile Receivables Trust
Series 2026-1A, Class C
4.40%, 5/17/32  230 227
Exeter Select Automobile Receivables Trust
Series 2025-1, Class B
4.87%, 8/15/31  149 149
Exeter Select Automobile Receivables Trust
Series 2025-2, Class B
4.63%, 11/17/31  135 135
Ford Credit Floorplan Master Owner Trust A
Series 2024-1, Class B
5.48%, 4/15/29 (1) 100 101
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  35 35

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class C
5.92%, 2/16/29  45 46
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class B
5.73%, 6/15/28 (1) 230 230
GMF Floorplan Owner Revolving Trust
Series 2025-2A, Class C
4.96%, 3/15/30 (1) 390 391
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 84 85
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 436 439
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 150 150
Huntington Bank Auto Credit-Linked Notes
Series 2026-1, Class B1
4.503%, 2/20/34 (1) 226 225
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A3
4.53%, 4/17/28 (1) 100 100
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 105 106
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class B
4.42%, 9/25/30 (1) 55 55
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class C
4.72%, 9/25/30 (1) 30 30
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 94 95
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class E
8.408%, 12/15/33 (1) 116 118
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 127 128
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class C
4.661%, 1/16/34 (1) 250 249

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Santander Drive Auto Receivables Trust
Series 2025-4, Class B
4.27%, 1/15/32  105 105
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 25 25
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 115 115
Securitized Term Auto Receivables Trust
Series 2025-B, Class C
5.121%, 12/29/32 (1) 6 6
Securitized Term Auto Receivables Trust
Series 2026-A, Class B
4.284%, 3/25/33 (1) 138 137
Securitized Term Auto Receivables Trust
Series 2026-A, Class C
4.431%, 3/25/33 (1) 52 51
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 85 85
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class B
4.25%, 12/20/29 (1) 75 74
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class C
4.44%, 8/20/30 (1) 270 267
U.S. Bank
Series 2026-RVM1, Class B1
4.959%, 12/25/46 (1) 358 353
Wheels Fleet Lease Funding 1
Series 2024-1A, Class A1
5.49%, 2/18/39 (1) 47 47
Wheels Fleet Lease Funding 1
Series 2025-2A, Class B
4.61%, 5/18/40 (1) 300 299
Wheels Fleet Lease Funding 1
Series 2025-2A, Class C
4.86%, 5/18/40 (1) 300 298
Wheels Fleet Lease Funding 1
Series 2025-3A, Class A1
4.08%, 9/18/40 (1) 100 99
Wheels Fleet Lease Funding 1
Series 2025-3A, Class C
4.79%, 9/18/40 (1) 150 148

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Yamaha Motor Master Trust II
Series 2026-A, Class B
4.64%, 4/15/31 (1) 100 99
Yamaha Motor Master Trust II
Series 2026-A, Class C
4.89%, 4/15/31 (1) 100 100
13,453
Home Equity  0.9%
FIGRE Trust
Series 2026-HF3, Class A1A, FRN
SOFR30A + 1.40%, 5.012%, 3/25/56 (1) 360 361
JPMorgan Mortgage Trust
Series 2026-HE1, Class A1, FRN
SOFR30A + 1.25%, 4.875%, 9/20/56 (1) 962 965
Santander Mortgage Asset Receivable Trust
Series 2025-CES1, Class A1A, STEP
5.036%, 9/25/55 (1) 196 194
Vista Point Securitization Trust
Series 2026-CES2, Class A1, STEP
5.418%, 5/25/56 (1) 551 550
2,070
Other Asset-Backed Securities  17.6%
Affirm Asset Securitization Trust
Series 2025-X2, Class B
4.56%, 10/15/30 (1) 585 586
Affirm Asset Securitization Trust
Series 2026-X1, Class C
4.82%, 4/15/31 (1) 100 100
Affirm Master Trust
Series 2025-2A, Class B
5.06%, 7/15/33 (1) 210 211
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 220 219
Affirm Master Trust
Series 2026-1A, Class B
4.57%, 2/15/34 (1) 100 100
Affirm Master Trust
Series 2026-1A, Class C
4.72%, 2/15/34 (1) 235 234
Alinea
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.15%, 4.825%, 7/20/31 (1) 59 59
Alinea
Series 2018-1A, Class CR, CLO, FRN
3M TSFR + 1.35%, 5.025%, 7/20/31 (1) 1,110 1,109

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class B
5.37%, 1/21/31 (1) 100 101
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class D
5.97%, 10/20/31 (1) 440 446
Anchorage Capital
Series 2015-7A, Class AR4, CLO, FRN
3M TSFR + 1.32%, 4.99%, 4/28/37 (1) 1,010 1,013
Anthelion
Series 2025-1A, Class A1, CLO, FRN
3M TSFR + 1.50%, 5.175%, 7/20/36 (1) 250 250
Apidos XXXII
Series 2019-32A, Class DR, CLO, FRN
3M TSFR + 2.75%, 6.425%, 1/20/33 (1) 250 251
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 570 576
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 401 392
ARES LX
Series 2021-60A, Class CR, CLO, FRN
3M TSFR + 1.75%, 5.425%, 7/18/34 (1) 400 400
Bain Capital Credit
Series 2020-5A, Class ARR, CLO, FRN
3M TSFR + 1.15%, 4.825%, 4/20/34 (1) 750 750
Battalion X
Series 2016-10A, Class A2R3, CLO, FRN
3M TSFR + 1.75%, 5.417%, 1/24/35 (1) 540 540
Battalion XII
Series 2018-12A, Class BRR, CLO, FRN
3M TSFR + 1.20%, 4.849%, 5/17/31 (1) 236 236
Battalion XIX
Series 2021-19A, Class BR, CLO, FRN
3M TSFR + 1.60%, 5.215%, 4/15/34 (1) 750 750
Battalion XV
Series 2020-15A, Class A1RR, CLO, FRN
3M TSFR + 0.98%, 4.66%, 1/17/33 (1) 142 142
Battalion XV
Series 2020-15A, Class CR, CLO, FRN
3M TSFR + 1.90%, 5.58%, 1/17/33 (1) 250 250
Battalion XXI
Series 2021-21A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.373%, 7/15/34 (1) 250 250

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Bethpage Park
Series 2021-1A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.136%, 10/15/36 (1) 800 802
Blue Owl Asset Leasing Trust
Series 2024-1A, Class B
5.41%, 3/15/30 (1) 400 403
Blue Owl Asset Leasing Trust
Series 2024-1A, Class D
8.00%, 12/15/31 (1) 250 254
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 4.851%, 11/15/30 (1) 11 11
BlueMountain
Series 2018-3A, Class A1R, CLO, FRN
3M TSFR + 1.19%, 4.857%, 10/25/30 (1) 36 36
Bowling Green Park
Series 2019-1A, Class ARR, CLO, FRN
3M TSFR + 1.00%, 4.675%, 4/18/35 (1) 250 250
Canyon
Series 2020-1A, Class AR2, CLO, FRN
3M TSFR + 1.08%, 4.753%, 7/15/34 (1) 910 911
Canyon Capital
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.01%, 4.683%, 10/15/34 (1) 885 886
Chenango Park
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.80%, 5.473%, 4/15/30 (1) 250 250
CIFC Funding
Series 2022-4A, Class AR, CLO, FRN
3M TSFR + 1.09%, 4.77%, 7/16/35 (1) 920 921
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 100 100
Clarus Capital Funding
Series 2026-1A, Class B
5.01%, 11/20/34 (1) 800 797
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 110 107
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 100 101
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 100 101

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 100 101
Dell Equipment Finance Trust
Series 2025-1, Class C
5.25%, 2/24/31 (1) 100 101
Dell Equipment Finance Trust
Series 2026-1A, Class C
4.80%, 12/22/31 (1) 100 100
Dell Equipment Finance Trust
Series 2026-1A, Class D
5.19%, 11/22/32 (1) 100 100
Dext
Series 2025-2, Class B
4.66%, 4/15/36 (1) 100 99
Dext
Series 2025-2, Class C
4.89%, 4/15/36 (1) 100 99
DLLAD
Series 2023-1A, Class A3
4.79%, 1/20/28 (1) 18 18
DLLMT
Series 2026-1A, Class A3
4.20%, 12/20/29 (1) 35 35
DLLMT
Series 2026-1A, Class A4
4.36%, 9/20/33 (1) 10 10
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 173 170
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 932 865
Dryden Senior Loan Fund
Series 2016-45A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.323%, 10/15/30 (1) 250 251
FOCUS Brands Funding
Series 2023-2, Class A2
8.241%, 10/30/53 (1) 146 152
Fortress Credit BSL IX
Series 2020-1A, Class A1AR, CLO, FRN
3M TSFR + 1.10%, 4.775%, 10/20/33 (1) 169 169
Fortress Credit BSL IX
Series 2020-1A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.375%, 10/20/33 (1) 300 300

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Fortress Credit BSL VII
Series 2019-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.316%, 7/23/32 (1) 250 250
Fortress Credit BSL VIII
Series 2019-2A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.072%, 10/20/32 (1) 250 250
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 5.075%, 10/18/33 (1) 165 165
Galaxy XXII
Series 2016-22A, Class CR4, CLO, FRN
3M TSFR + 1.60%, 5.28%, 4/16/34 (1) 285 285
Golub Capital Partners Static
Series 2024-1A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.175%, 7/20/35 (1) 250 249
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 319 318
GreatAmerica Leasing Receivables Funding
Series 2025-2, Class A3
4.14%, 12/17/29 (1) 100 99
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 237 229
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 445 415
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 929 946
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 29 30
Hilton Grand Vacations Trust
Series 2025-1A, Class B
5.18%, 5/27/42 (1) 128 128
Home Partners of America Trust
Series 2022-1, Class D
4.73%, 4/17/39 (1) 95 94
Hotwire Funding
Series 2021-1, Class A2
2.311%, 11/20/51 (1) 1,190 1,177
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 76 77

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 100 101
HPS Loan Management
Series 2024-19A, Class A1R, CLO, FRN
3M TSFR + 1.26%, 4.899%, 4/15/37 (1) 250 251
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 348 338
KKR
Series 18, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 4.725%, 10/18/35 (1) 286 286
KKR
Series 28A, Class AR2, CLO, FRN
3M TSFR + 1.12%, 4.80%, 2/9/35 (1) 350 350
KKR
Series 33A, Class AR, CLO, FRN
3M TSFR + 1.08%, 4.755%, 7/20/34 (1) 400 400
KKR
Series 33A, Class BR, CLO, FRN
3M TSFR + 1.60%, 5.275%, 7/20/34 (1) 250 250
KKR
Series 34A, Class BR, CLO, FRN
3M TSFR + 1.75%, 5.423%, 7/15/34 (1) 250 250
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 4.975%, 10/20/34 (1) 650 650
LCM 39
Series 39A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 4.713%, 10/15/34 (1) 615 615
Madison Park Funding XLV
Series 2020-45A, Class ARR, CLO, FRN
3M TSFR + 1.08%, 4.753%, 7/15/34 (1) 500 500
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 5.725%, 10/20/29 (1) 250 250
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 4.706%, 7/23/32 (1) 146 146
Marble Point XXI
Series 2021-3A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.18%, 10/17/34 (1) 500 500
MMAF Equipment Finance
Series 2020-A, Class A3
0.97%, 4/9/27 (1) 5 5

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 17 16
MVW
Series 2021-2A, Class C
2.23%, 5/20/39 (1) 46 43
MVW
Series 2023-1A, Class C
6.54%, 10/20/40 (1) 65 66
MVW
Series 2024-1A, Class A
5.32%, 2/20/43 (1) 124 125
MVW
Series 2026-1A, Class B
4.97%, 3/20/43 (1) 448 446
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.73%, 7/17/36 (1) 250 250
NMEF Funding
Series 2024-A, Class A2
5.15%, 12/15/31 (1) 75 76
NMEF Funding
Series 2025-A, Class A2
4.72%, 7/15/32 (1) 139 139
NMEF Funding
Series 2026-A, Class A3
4.20%, 2/15/34 (1) 100 99
NMEF Funding
Series 2026-A, Class B
4.48%, 2/15/34 (1) 100 99
NMEF Funding
Series 2026-A, Class C
4.71%, 2/15/34 (1) 100 99
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 4.894%, 11/13/31 (1) 85 85
Octane Receivables Trust
Series 2022-2A, Class C
6.29%, 7/20/28 (1) 100 100
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 150 151
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 21 21

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Octane Receivables Trust
Series 2024-3A, Class C
5.51%, 10/20/31 (1) 100 101
Octane Receivables Trust
Series 2024-RVM1, Class D
6.30%, 1/22/46 (1) 435 443
Octane Receivables Trust
Series 2025-RVM1, Class C
5.26%, 12/20/46 (1) 300 298
OZLM Funding II
Series 2012-2A, Class AR4, CLO, FRN
3M TSFR + 1.20%, 4.863%, 7/30/37 (1) 250 250
Palmer Square Loan Funding
Series 2022-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.317%, 7/24/31 (1) 250 250
Palmer Square Loan Funding
Series 2024-2A, Class A2R, CLO, FRN
3M TSFR + 1.15%, 4.823%, 1/15/33 (1) 1,000 1,000
Palmer Square Loan Funding
Series 2024-3A, Class BR, CLO, FRN
3M TSFR + 1.45%, 5.10%, 8/8/32 (1) 250 250
PEAC Solutions Receivables
Series 2025-1A, Class A3
5.04%, 7/20/32 (1) 100 101
PEAC Solutions Receivables
Series 2026-1A, Class B
4.75%, 7/20/33 (1) 105 105
Post
Series 2022-1A, Class BR, CLO, FRN
3M TSFR + 1.45%, 5.125%, 4/20/35 (1) 250 250
Post Road Equipment Finance
Series 2024-1A, Class C
5.81%, 10/15/30 (1) 100 101
Post Road Equipment Finance
Series 2026-1A, Class C
5.12%, 6/15/33 (1) 180 180
Progress Residential Trust
Series 2021-SFR6, Class E1
2.425%, 7/17/38 (1) 200 199
Progress Residential Trust
Series 2021-SFR8, Class C
1.931%, 10/17/38 (1) 200 198
RAD
Series 2023-21A, Class A1R, CLO, FRN
3M TSFR + 1.07%, 4.737%, 1/25/37 (1) 500 500

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Romark II
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 5.317%, 7/25/31 (1) 250 250
Romark V
Series 2021-5A, Class AR, CLO, FRN
3M TSFR + 1.19%, 4.863%, 1/15/35 (1) 570 570
Sabey Data Center Issuer
Series 2021-1, Class A2
1.881%, 6/20/46 (1) 100 100
SCF Equipment Leasing
Series 2023-1A, Class A3
6.17%, 5/20/32 (1) 49 50
SCF Equipment Leasing
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 56 56
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 85 86
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 500 496
ServiceMaster Funding
Series 2020-1, Class A2I
2.841%, 1/30/51 (1) 234 224
Sierra Timeshare Receivables Funding
Series 2025-2A, Class B
4.93%, 4/20/44 (1) 59 59
Sierra Timeshare Receivables Funding
Series 2025-3A, Class B
4.64%, 8/22/44 (1) 126 124
Sonic Capital
Series 2020-1A, Class A2II
4.336%, 1/20/50 (1) 1,140 1,087
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.325%, 1/20/32 (1) 250 250
Stratus Funding
Series 2025-1A, Class B, CLO, FRN
3M TSFR + 1.45%, 5.123%, 7/15/33 (1) 250 250
Symphony
Series 2022-37A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.805%, 1/20/37 (1) 765 766
Symphony XIX
Series 2018-19A, Class B, CLO, FRN
3M TSFR + 1.612%, 5.291%, 4/16/31 (1) 250 250

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Symphony XXIII
Series 2020-23A, Class AR2, CLO, FRN
3M TSFR + 0.90%, 4.573%, 1/15/34 (1) 85 85
Thayer Park
Series 2017-1A, Class BRR, CLO, FRN
3M TSFR + 1.95%, 5.625%, 4/20/34 (1) 250 250
TPIC SPV
Class A
10.00%, 12/6/26, (10.00% PIK), Acquisition Date: 12/10/24,
Cost $8 (2)(3)(4) 10 11
TPIC SPV I
Series 2024-1, Class A1
7.131%, 12/28/29, (7.131% PIK), Acquisition Date: 12/10/24,
Cost $119 (2)(3)(4) 119 90
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 100 99
Trinitas VI
Series 2017-6A, Class AR4, CLO, FRN
3M TSFR + 1.11%, 4.777%, 1/25/34 (1) 242 242
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 4.727%, 1/25/35 (1) 250 250
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 35 36
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 113 115
Verizon Master Trust
Series 2024-4, Class B
5.40%, 6/20/29  30 30
Verizon Master Trust
Series 2024-4, Class C
5.60%, 6/20/29  30 30
Verizon Master Trust
Series 2024-6, Class B
4.42%, 8/20/30  185 185
Verizon Master Trust
Series 2025-1, Class B
4.94%, 1/21/31  45 45
Wellfleet
Series 2021-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.325%, 4/20/34 (1) 250 250
Wingspire Equipment Finance
Series 2025-1A, Class C
4.76%, 9/20/33 (1) 100 99

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 491 467
40,012
Residential Mortgage  0.1%
PRET
Series 2026-NPL6, Class A1, STEP
5.693%, 5/25/56 (1) 325 325
325
Student Loan  0.9%
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 4.912%, 7/27/48 (1) 583 583
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class B, FRN
SOFR30A + 1.70%, 5.312%, 7/27/48 (1) 218 218
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class C, FRN
SOFR30A + 1.80%, 5.412%, 7/27/48 (1) 194 195
Navient Education Loan Trust
Series 2026-A, Class A
4.86%, 9/15/56 (1) 170 169
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 28 27
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 2 2
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 69 69
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 91 88
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 22 21
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 42 40
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 93 91
SMB Private Education Loan Trust
Series 2017-B, Class B
3.50%, 12/16/41 (1) 138 136

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 147 143
SMB Private Education Loan Trust
Series 2021-A, Class A2A1, FRN
1M TSFR + 0.844%, 4.472%, 1/15/53 (1) 94 93
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 26 26
SMB Private Education Loan Trust
Series 2025-A, Class A1A
5.13%, 4/15/54 (1) 86 87
1,988
Total Asset-Backed Securities (Cost $57,846) 57,848
BANK LOANS  1.4% (5)
Capital Goods  0.1%
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
9.961%, 5/21/29  100 100
Proampac PG Borrower, FRN, 3M TSFR + 4.00%, 7.849%,
3/7/33  270 264
364
Communications  0.4%
CMG Media, FRN, 3M TSFR + 3.50%, 7.30%, 6/18/29  633 570
CSC Holdings, FRN, 3M USD PRIME + 1.50%, 8.25%, 4/15/27  78 60
Directv Financing, FRN, 3M TSFR + 5.25%, 9.175%, 8/2/29  258 260
890
Insurance  0.2%
Asurion, FRN, 3M TSFR + 4.25%, 8.013%, 8/19/28  12 12
Asurion, FRN, 3M TSFR + 5.25%, 9.028%, 1/20/29  379 379
391
Technology  0.7%
Altar Bidco , FRN, 12M TSFR + 3.35%, 6.858%, 2/1/29  587 584
Athenahealth Group, FRN, 1M TSFR + 3.25%, 6.858%, 2/14/32  479 476
Central Parent, FRN, 3M TSFR + 3.25%, 6.95%, 7/6/29  198 90
McAfee, FRN, 1M TSFR + 3.00%, 6.62%, 3/1/29  503 456
1,606
Total Bank Loans (Cost $3,392) 3,251
CORPORATE BONDS  38.4%
Banking  9.4%
Ally Financial, VR, 6.848%, 1/3/30 (6) 250 260

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Banco de Credito del Peru, VR, 3.25%, 9/30/31 (6) 400 396
Bank of America, VR, 4.456%, 2/6/32 (6) 915 901
Bank of America, VR, 4.623%, 5/9/29 (6) 250 251
Barclays, 4.836%, 5/9/28  445 446
Barclays, VR, 4.219%, 5/24/30 (6) 285 281
Barclays, VR, 4.972%, 5/16/29 (6) 425 427
Barclays, VR, 5.086%, 2/25/29 (6) 400 403
BBVA Mexico, VR, 5.125%, 1/18/33 (6) 450 440
BNP Paribas, VR, 4.792%, 5/9/29 (1)(6) 360 361
CaixaBank , VR, 4.818%, 4/22/32 (1)(6) 325 323
Canadian Imperial Bank of Commerce, VR, 4.283%, 1/29/30 (6) 235 233
Citigroup, VR, 4.503%, 9/11/31 (6) 920 910
Credit Agricole, VR, 5.222%, 5/27/31 (1)(6) 250 253
Danske Bank, VR, 4.613%, 10/2/30 (1)(6) 200 199
Danske Bank, VR, 4.662%, 3/27/29 (1)(6) 870 870
Danske Bank, VR, 5.427%, 3/1/28 (1)(6) 200 201
DNB Bank, VR, 4.832%, 3/30/32 (1)(6) 1,000 996
Fifth Third Bancorp, VR, 4.566%, 4/29/32 (6) 495 487
Fifth Third Financial, VR, 5.982%, 1/30/30 (6) 600 618
Goldman Sachs Group, VR, 4.148%, 1/21/29 (6) 750 745
Goldman Sachs Group, VR, 4.937%, 4/23/28 (6) 165 166
Goldman Sachs Group, VR, 5.218%, 4/23/31 (6) 160 162
HSBC Holdings, VR, 4.398%, 3/10/30 (6) 505 501
HSBC Holdings, VR, 4.899%, 3/3/29 (6) 200 201
HSBC Holdings, VR, 5.13%, 11/19/28 (6) 200 202
HSBC Holdings, VR, 5.597%, 5/17/28 (6) 200 202
Huntington Bancshares, VR, 4.623%, 1/28/32 (6) 750 740
ING Groep , VR, 4.803%, 3/23/32 (6) 905 901
ING Groep , VR, 4.858%, 3/25/29 (6) 200 201
JPMorgan Chase, VR, 4.347%, 1/22/32 (6) 915 899
JPMorgan Chase, VR, 4.979%, 7/22/28 (6) 200 201
JPMorgan Chase, VR, 5.04%, 1/23/28 (6) 95 95
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (6) 250 251
Morgan Stanley, VR, 4.238%, 1/9/30 (6) 360 356
Morgan Stanley, VR, 4.708%, 3/12/32 (6) 1,000 991
Morgan Stanley, VR, 4.994%, 4/12/29 (6) 145 146
Morgan Stanley Bank, VR, 4.788%, 5/10/30 (6)(7) 250 251
National Bank of Canada, VR, 4.928%, 6/4/32 (6) 920 921
NatWest Markets, 4.654%, 3/27/29 (1) 805 806
Royal Bank of Canada, VR, 4.40%, 4/17/30 (6) 535 532
Santander Holdings USA, VR, 5.473%, 3/20/29 (6) 235 238
Santander U.K. Group Holdings, VR, 3.823%, 11/3/28 (6) 450 445
Santander U.K. Group Holdings, VR, 4.32%, 9/22/29 (6) 200 198

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Societe Generale, VR, 5.249%, 5/22/29 (1)(6) 200 202
Societe Generale, VR, 5.50%, 4/13/29 (1)(6) 200 203
Societe Generale, VR, 5.519%, 1/19/28 (1)(6) 300 302
Standard Chartered, VR, 5.688%, 5/14/28 (1)(6) 200 202
Standard Chartered, VR, 6.301%, 1/9/29 (1)(6) 250 256
Truist Financial, VR, 6.047%, 6/8/27 (6) 200 200
Wells Fargo, VR, 4.97%, 4/23/29 (6) 395 398
Wells Fargo, Series W, VR, 4.90%, 1/24/28 (6) 120 120
21,490
Basic Industry  1.5%
ABJA Investment, 5.45%, 1/24/28  220 222
Celanese U.S. Holdings, 1.40%, 8/5/26  150 149
CVR Partners, 6.125%, 6/15/28 (1) 550 550
Freeport-McMoRan, 4.125%, 3/1/28  115 114
Freeport-McMoRan, 4.375%, 8/1/28  350 348
International Flavors & Fragrances, 2.30%, 11/1/30 (1) 346 311
Krakatau Posco , 6.375%, 6/11/27  200 202
Sasol Financing USA, 4.375%, 9/18/26  260 259
Sasol Financing USA, 6.50%, 9/27/28  330 334
SNF Group SACA, 5.626%, 3/31/31 (1) 950 962
3,451
Brokerage Asset Managers Exchanges  0.8%
Charles Schwab, VR, 4.744%, 5/21/30 (6) 450 453
LPL Holdings, 4.00%, 3/15/29 (1) 490 478
LPL Holdings, 4.90%, 4/3/28  95 95
LPL Holdings, 5.70%, 5/20/27  291 294
LPL Holdings, 6.75%, 11/17/28  45 47
Lseg U.S. Fin, 4.25%, 3/23/29 (1) 310 307
Lseg U.S. Fin, 4.50%, 3/23/31 (1) 200 198
1,872
Capital Goods  1.0%
AGCO, 5.45%, 3/21/27  250 252
Amrize Finance U.S., 4.70%, 4/7/28  90 90
Amrize Finance U.S., 4.95%, 4/7/30  70 71
AptarGroup, 4.75%, 3/30/31  90 89
Boeing, 3.20%, 3/1/29  250 242
Boeing, 6.259%, 5/1/27  133 135
CNH Industrial Capital, 4.375%, 3/7/31  500 490
Huntington Ingalls Industries, 5.353%, 1/15/30  25 26
Madison IAQ, 4.125%, 6/30/28 (1) 220 217
Regal Rexnord, 6.05%, 4/15/28  360 368
RTX, 6.70%, 8/1/28  86 90

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
RTX, 7.00%, 11/1/28  119 125
2,195
Communications  3.6%
Advanced Info Service, 4.26%, 3/4/31  450 441
American Tower, 3.55%, 7/15/27  200 198
Charter Communications Operating, 5.05%, 3/30/29  550 550
Crown Castle, 4.30%, 2/15/29  1,000 991
Crown Castle, 5.00%, 1/11/28  175 176
Crown Castle, 5.60%, 6/1/29  105 108
Crown Castle Towers, 4.241%, 7/15/28 (1) 445 441
EchoStar, 10.75%, 11/30/29  300 326
Getty Images, 10.50%, 11/15/30 (1) 470 418
Getty Images, 11.25%, 2/21/30 (1)(7) 120 103
HTA Group, 7.50%, 6/4/29  400 412
KT, 4.125%, 2/2/28 (1) 200 199
NTT Finance, 4.62%, 7/16/28 (1) 200 200
Orange, 4.25%, 1/13/31 (1) 200 196
Prosus , 3.257%, 1/19/27  400 397
Rogers Communications, 5.00%, 2/15/29  900 907
SBA Tower Trust, 1.631%, 11/15/26 (1) 250 247
SBA Tower Trust, 2.328%, 1/15/28 (1) 75 72
SBA Tower Trust, 4.831%, 10/15/29 (1) 250 250
SBA Tower Trust, 6.599%, 1/15/28 (1) 115 117
Stagwell Global, 5.625%, 8/15/29 (1) 550 534
Univision Communications, 4.50%, 5/1/29 (1) 450 428
Veon Midco, 3.375%, 11/25/27  600 591
8,302
Consumer Cyclical  4.3%
Adient Global Holdings, 8.25%, 4/15/31 (1)(7) 315 328
American Honda Finance, Series A, 4.55%, 4/10/28  125 125
American Honda Finance, Series A, 4.90%, 4/10/31  160 160
BMW U.S. Capital, 4.15%, 4/9/30 (1) 85 83
BMW U.S. Capital, 4.40%, 3/19/29 (1) 555 554
Carnival, 4.00%, 8/1/28 (1) 600 589
Carvana, 9.00%, 6/1/31, (9.00% Cash) (1)(4) 590 652
CBRE Services, 4.80%, 6/15/30  95 95
Daimler Truck Finance North America, 4.15%, 1/12/29 (1) 160 158
Daimler Truck Finance North America, 4.30%, 8/12/27 (1) 150 150
Ford Motor Credit, 4.97%, 4/6/29  200 199
Ford Motor Credit, 5.918%, 3/20/28  400 406
Ford Motor Credit, 6.798%, 11/7/28  200 207
Ford Otomotiv Sanayi, 7.125%, 4/25/29  430 435
General Motors Financial, 4.20%, 10/27/28  125 124

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
General Motors Financial, 4.75%, 4/6/29  365 366
General Motors Financial, 5.35%, 7/15/27  234 236
Hyundai Capital America, 4.25%, 1/8/29 (1) 155 153
Hyundai Capital America, 4.75%, 4/6/29 (1) 750 751
Hyundai Capital America, 4.85%, 3/25/27 (1) 210 211
Hyundai Capital America, 4.875%, 6/23/27 (1) 300 301
Hyundai Capital America, 5.65%, 6/26/26 (1) 200 200
LG Energy Solution, 5.00%, 4/2/29 (1) 200 201
LG Energy Solution, 5.375%, 7/2/27  205 207
Melco Resorts Finance, 5.625%, 7/17/27  410 409
Rentokil Terminix Funding, 4.625%, 4/23/31 (1) 490 483
Six Flags Entertainment, 6.50%, 10/1/28  205 206
Stellantis Finance U.S., 5.35%, 3/17/28 (1) 200 201
Vivo Energy Investments, 5.125%, 9/24/27  200 198
Volkswagen Group of America Finance, 4.55%, 9/11/28 (1) 200 199
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1) 200 201
Volkswagen Group of America Finance, 5.25%, 3/22/29 (1) 325 328
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 200 201
Volkswagen Group of America Finance, 6.20%, 11/16/28 (1) 360 371
9,688
Consumer Non-Cyclical  5.2%
Bacardi, 4.70%, 5/15/28 (1) 275 275
Bacardi-Martini, 5.25%, 1/15/29 (1) 750 757
Baxter International, 2.272%, 12/1/28  500 470
Bayer U.S. Finance II, 4.375%, 12/15/28 (1) 950 941
Cencora , 3.95%, 2/13/29  250 246
Cencora , 4.625%, 12/15/27  55 55
Cencora , 4.85%, 12/15/29  30 30
CHS, 10.875%, 1/15/32 (1)(7) 364 392
Conagra Brands, 4.85%, 11/1/28  550 551
CVS Health, 2.875%, 6/1/26  80 80
CVS Health, 4.30%, 3/25/28  250 249
HCA, 5.625%, 9/1/28  200 204
Icon Investments Six, 5.809%, 5/8/27  450 454
Imperial Brands Finance, 4.50%, 6/30/28 (1) 200 200
IQVIA, 6.25%, 2/1/29  1,115 1,154
Keurig Dr Pepper, 3.20%, 5/1/30  300 282
Keurig Dr Pepper, 4.35%, 5/15/28  150 150
Keurig Dr Pepper, 5.05%, 3/15/29  600 606
KT&G, 5.00%, 5/2/28  200 202
Maple Parent Holdings, 4.75%, 3/26/29 (1) 385 385
Mattel, 5.00%, 11/17/30  800 798
Medline Borrower, 3.875%, 4/1/29 (1) 1,600 1,557

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Molson Coors Beverage, 4.90%, 7/8/31  170 171
Newell Brands, 6.625%, 9/15/29 (7) 150 150
Newell Brands, 8.50%, 6/1/28 (1) 371 388
Teva Pharmaceutical Finance Netherlands III, 3.15%, 10/1/26  105 104
Viatris , 2.30%, 6/22/27  1,060 1,034
11,885
Electric  1.1%
ENEL Finance International, 4.125%, 9/30/28 (1) 200 198
FirstEnergy, Series B, 3.90%, 7/15/27  135 134
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 160 159
Pacific Gas & Electric, 3.30%, 3/15/27  60 60
Pacific Gas & Electric, 3.75%, 7/1/28  250 245
Pacific Gas & Electric, 5.00%, 6/4/28  150 151
Pacific Gas & Electric, 5.45%, 6/15/27  30 30
PacifiCorp, 4.65%, 4/15/29  235 235
PacifiCorp, 5.10%, 2/15/29  30 30
Southern California Edison, 5.15%, 6/1/29  390 394
Vistra Operations, 4.55%, 10/30/28 (1) 410 408
Vistra Operations, 5.05%, 12/30/26 (1) 40 40
XPLR Infrastructure Operating Partners, 7.25%, 1/15/29 (1) 325 339
2,423
Energy  3.0%
AmeriGas Partners, 9.50%, 6/1/30 (1) 164 176
Cheniere Energy, 4.625%, 10/15/28  133 133
Cheniere Energy Partners, 4.00%, 3/1/31  580 559
Columbia Pipelines Holding, 6.055%, 8/15/26 (1) 5 5
Comstock Resources, 6.75%, 3/1/29 (1) 590 580
Continental Resources, 4.375%, 1/15/28  850 845
Crescent Energy Finance, 9.75%, 10/15/30 (1) 155 165
Ferrellgas, 5.875%, 4/1/29 (1) 585 573
Geopark, 5.50%, 1/17/27  200 198
Hilcorp Energy I, 6.25%, 11/1/28 (1) 190 191
Medco Laurel Tree, 6.95%, 11/12/28  340 342
National Fuel Gas, 4.75%, 5/15/29  260 260
NGL Energy Operating, 8.125%, 2/15/29 (1) 595 619
Occidental Petroleum, 3.20%, 8/15/26  150 149
ONEOK, 4.25%, 9/24/27  115 115
ONEOK, 5.625%, 1/15/28 (1) 139 141
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27  80 80
Targa Resources, 4.35%, 1/15/29  265 264
Tengizchevroil Finance International, 4.00%, 8/15/26  325 325
Thaioil Treasury Center, 4.625%, 11/20/28  420 417
Transocean Aquila, 8.00%, 9/30/28 (1) 262 268

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Venture Global LNG, 8.125%, 6/1/28 (1) 300 306
6,711
Finance Companies  1.4%
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 115 118
Gabx Leasing, 4.625%, 4/15/31 (1) 210 207
GATX, 5.40%, 3/15/27  40 40
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1) 550 550
Navient, 5.00%, 3/15/27  85 85
Navient, 5.50%, 3/15/29 (7) 250 240
Navient, 11.50%, 3/15/31  230 245
OneMain Finance, 3.50%, 1/15/27  85 84
Shriram Finance, 6.15%, 4/3/28  330 337
Shriram Finance, 6.625%, 4/22/27  200 203
Tata Capital, 5.389%, 7/21/28  400 403
United Wholesale Mortgage, 5.50%, 4/15/29 (1) 670 640
3,152
Financial Other  0.3%
Alpha Star Holding IX, 7.00%, 8/26/28  230 229
Alpha Star Holding VIII, 8.375%, 4/12/27  200 202
Emaar Sukuk, 3.635%, 9/15/26  200 200
631
Industrial Other  0.8%
Booz Allen Hamilton, 3.875%, 9/1/28 (1) 525 514
Booz Allen Hamilton, 4.00%, 7/1/29 (1)(7) 700 683
GMR Hyderabad International Airport, 4.25%, 10/27/27  220 217
Gohl Capital, 4.25%, 1/24/27  400 399
1,813
Insurance  0.9%
Aspen Insurance Holdings, 5.75%, 7/1/30  70 72
Brown & Brown, 4.70%, 6/23/28  55 55
CNO Global Funding, 1.75%, 10/7/26 (1) 150 149
CNO Global Funding, 4.95%, 9/9/29 (1) 45 45
Corebridge Global Funding, 4.25%, 8/21/28 (1) 135 134
Corebridge Global Funding, 5.20%, 1/12/29 (1)(7) 40 41
Equitable America Global Funding, 4.30%, 12/15/28 (1) 105 104
Equitable America Global Funding, 4.65%, 6/9/28 (1) 175 175
GA Global Funding Trust, 5.40%, 1/13/30 (1) 150 150
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 65 66
Humana, 5.75%, 3/1/28  25 25
Humana, 5.75%, 12/1/28  225 231
Principal Life Global Funding II, 4.60%, 8/19/27 (1) 55 55
RGA Global Funding, 4.35%, 8/25/28 (1) 320 318

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
RGA Global Funding, 4.60%, 11/25/30 (1) 375 371
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 55 55
2,046
Real Estate Investment Trusts  0.7%
American Homes 4 Rent, 4.25%, 2/15/28  600 596
Invitation Homes Operating Partnership, 2.30%, 11/15/28  480 455
MPT Operating Partnership, 5.00%, 10/15/27 (7) 565 552
Service Properties Trust, Zero Coupon, 9/30/27 (1) 70 65
1,668
Technology  3.9%
Atlassian, 5.25%, 5/15/29  40 41
Cloud Software Group, 6.50%, 3/31/29 (1) 250 249
Cloud Software Group, 9.00%, 9/30/29 (1) 150 148
Fidelity National Information Services, 4.45%, 3/10/28  365 364
Fidelity National Information Services, 4.55%, 3/10/29  560 557
Fidelity National Information Services, 4.80%, 3/10/31  270 268
Fiserv, 3.50%, 7/1/29  470 452
Fiserv, 4.20%, 10/1/28  175 173
Fiserv, 5.375%, 8/21/28  250 253
Fiserv, 5.45%, 3/2/28  270 274
Foundry JV Holdco, 5.50%, 1/25/31 (1) 200 205
Foundry JV Holdco, 5.90%, 1/25/30 (1) 825 854
Gartner, 4.50%, 7/1/28 (1) 1,145 1,129
Global Payments, 3.20%, 8/15/29  850 805
Global Payments, 4.50%, 11/15/28  325 322
Leidos, 4.375%, 5/15/30  230 226
Marvell Technology, 4.75%, 7/15/30  60 60
MSCI, 3.875%, 2/15/31 (1) 750 711
MSCI, 4.00%, 11/15/29 (1) 450 436
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 320 327
NXP, 4.30%, 8/19/28  75 75
NXP, 5.55%, 12/1/28  300 307
Oracle, 4.45%, 9/26/30  185 179
Oracle, 4.55%, 2/4/29  500 495
8,910
Transportation  0.5%
Avis Budget Car Rental, 4.75%, 4/1/28 (1) 480 473
Avis Budget Car Rental, 5.375%, 3/1/29 (1)(7) 120 118
Element Fleet Management, 4.80%, 5/29/29 (1) 215 215
Element Fleet Management, 5.037%, 3/25/30 (1) 120 121
Penske Truck Leasing, 5.35%, 1/12/27 (1) 40 40

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Southwest Airlines, 4.375%, 11/15/28  200 198
1,165
Total Corporate Bonds (Cost $87,511) 87,402
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.3%
Government Sponsored  0.3%
First Abu Dhabi Bank, 5.125%, 10/13/27  200 201
MEGlobal , 2.625%, 4/28/28  600 570
771
Owned No Guarantee  1.6%
Bank Mandiri Persero, 4.90%, 3/24/28  200 201
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29  430 406
DP World Crescent, 4.848%, 9/26/28  580 576
Emirates NBD Bank, 4.195%, 1/13/29, Acquisition Date: 1/6/26,
Cost $375 (3) 375 370
Freeport Indonesia, 4.763%, 4/14/27  400 401
JSCB Agrobank , 9.25%, 10/2/29  310 338
Kazakhstan Temir Zholy National, 4.875%, 4/29/31 (1)(7) 200 197
KazMunayGas National, 5.375%, 4/24/30  200 203
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 400 404
State Bank of India, 1.80%, 7/13/26  200 199
State Bank of India, 4.875%, 5/5/28  400 402
3,697
Sovereign  0.4%
Eagle Funding Luxco , 5.50%, 8/17/30 (1) 250 251
Saudi Government International Bond, 4.125%, 1/12/29 (1) 600 593
844
Total Foreign Government Obligations & Municipalities
(Cost $5,334) 5,312
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  10.8%
Collateralized Mortgage Obligations  7.8%
Angel Oak Mortgage Trust
Series 2023-6, Class A3, CMO, STEP
6.50%, 12/25/67 (1) 168 168
Angel Oak Mortgage Trust
Series 2025-5, Class A1, CMO, STEP
5.573%, 4/25/70 (1) 257 258

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
BINOM Mortgage Loan Trust
Series 2026-NQM1, Class A2, CMO, STEP
5.314%, 2/25/66 (1) 322 320
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56 (1) 103 94
BRAVO Residential Funding Trust
Series 2026-NQM4, Class A1, CMO, ARM
5.183%, 3/25/66 (1) 275 275
CLIP Trust
Series 2026-NQM1, Class A2, CMO, STEP
5.474%, 5/25/71 (1) 363 361
COLT Mortgage Loan Trust
Series 2021-5, Class A1, CMO, ARM
1.726%, 11/26/66 (1) 471 427
COLT Mortgage Loan Trust
Series 2024-6, Class A2, CMO, STEP
5.644%, 11/25/69 (1) 136 136
COLT Mortgage Loan Trust
Series 2024-INV4, Class A3, CMO, STEP
6.111%, 5/25/69 (1) 74 75
COLT Mortgage Loan Trust
Series 2025-4, Class A1, CMO, STEP
5.794%, 4/25/70 (1) 74 75
COLT Mortgage Loan Trust
Series 2025-INV2, Class A1, CMO, STEP
5.601%, 2/25/70 (1) 90 91
COLT Mortgage Loan Trust
Series 2026-3, Class A1, CMO, ARM
5.119%, 5/25/71 (1) 155 155
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M2, CMO, ARM
SOFR30A + 1.55%, 5.162%, 10/25/41 (1) 77 77
Connecticut Avenue Securities Trust
Series 2024-R04, Class 1A1, CMO, ARM
SOFR30A + 1.00%, 4.612%, 5/25/44 (1) 134 135
Connecticut Avenue Securities Trust
Series 2025-R03, Class 2A1, CMO, ARM
SOFR30A + 1.45%, 5.062%, 3/25/45 (1) 71 71
Connecticut Avenue Securities Trust
Series 2025-R06, Class 1M1, CMO, ARM
SOFR30A + 0.95%, 4.562%, 9/25/45 (1) 100 100
Connecticut Avenue Securities Trust
Series 2026-R03, Class 2M1, CMO, ARM
SOFR30A + 1.25%, 4.862%, 4/25/46 (1) 574 575

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Cross Mortgage Trust
Series 2024-H6, Class A2, CMO, STEP
5.383%, 9/25/69 (1) 132 132
Deephaven Residential Mortgage Trust
Series 2026-INV1, Class A2, CMO, STEP
5.101%, 12/25/70 (1) 973 962
Deephaven Residential Mortgage Trust
Series 2026-INV2, Class A1, CMO, ARM
5.483%, 2/25/71 (1) 268 268
EFMT
Series 2024-INV2, Class A1, CMO, STEP
5.035%, 10/25/69 (1) 81 81
EFMT
Series 2024-INV2, Class A2, CMO, STEP
5.289%, 10/25/69 (1) 81 81
EFMT
Series 2025-INV2, Class A1, CMO, STEP
5.387%, 5/26/70 (1) 185 185
EFMT
Series 2025-INV5, Class A2, CMO, STEP
5.28%, 12/25/70 (1) 648 645
EFMT
Series 2025-NQM6, Class A1, CMO, ARM
5.001%, 12/25/70 (1) 188 187
EFMT
Series 2026-NQM4, Class A1, CMO, ARM
5.466%, 4/25/71 (1) 97 98
EFMT
Series 2026-NQM4, Class A2, CMO, STEP
5.669%, 4/25/71 (1) 243 244
Flagstar Mortgage Trust
Series 2019-1INV, Class A11, CMO, ARM
1M TSFR + 1.064%, 4.649%, 10/25/49 (1) 12 12
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 4.549%, 3/25/50 (1) 59 57
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP
5.373%, 11/25/69 (1) 189 189
GCAT Trust
Series 2026-NQM2, Class A1, CMO, ARM
5.449%, 2/25/71 (1) 624 626
GS Mortgage-Backed Securities Trust
Series 2025-NQM3, Class A1, CMO, STEP
5.137%, 11/25/65 (1) 179 179

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP
5.425%, 2/25/70 (1) 161 162
HOMES Trust
Series 2025-NQM4, Class A1, CMO, ARM
5.22%, 8/25/70 (1) 125 124
HOMES Trust
Series 2025-NQM4, Class A2, CMO, STEP
5.474%, 8/25/70 (1) 416 415
HOMES Trust
Series 2026-AFC1, Class A1, CMO, ARM
4.846%, 2/25/61 (1) 432 428
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 60 54
JPMorgan Mortgage Trust
Series 2025-DSC1, Class A1, CMO, ARM
5.577%, 9/25/65 (1) 195 196
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1B, CMO, STEP
5.195%, 10/25/65 (1) 47 47
JPMorgan Mortgage Trust
Series 2025-HE3, Class A1, CMO, ARM
SOFR30A + 1.35%, 4.975%, 3/20/56 (1) 102 102
JPMorgan Mortgage Trust
Series 2025-NQM3, Class A1, CMO, ARM
5.495%, 11/25/65 (1) 398 398
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 14 14
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, ARM
5.443%, 7/25/70 (1) 92 93
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM4, Class A2, CMO, STEP
5.40%, 3/25/71 (1) 240 240
New Residential Mortgage Loan Trust
Series 2021-NQ1R, Class A3, CMO, ARM
1.198%, 7/25/55 (1) 31 29
New Residential Mortgage Loan Trust
Series 2023-NQM1, Class A1A, CMO, STEP
6.864%, 10/25/63 (1) 247 248
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A2, CMO, STEP
5.603%, 7/25/65 (1) 406 406

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
New Residential Mortgage Loan Trust
Series 2025-NQM7, Class A2, CMO, STEP
5.264%, 10/26/65 (1) 385 382
NRZT
Series 2025-NQM6, Class A1, CMO, ARM
5.085%, 10/25/65 (1) 536 533
NYMT Loan Trust
Series 2026-INV1, Class A2, CMO, STEP
5.05%, 2/25/61 (1) 988 979
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM
3.50%, 10/25/59 (1) 77 72
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 4.599%, 10/25/59 (1) 8 8
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 30 28
OBX Trust
Series 2020-EXP1, Class 2A1B, CMO, ARM
1M TSFR + 0.864%, 4.449%, 2/25/60 (1) 39 38
OBX Trust
Series 2021-NQM1, Class A3, CMO, ARM
1.329%, 2/25/66 (1) 240 214
OBX Trust
Series 2023-NQM10, Class A1, CMO, STEP
6.465%, 10/25/63 (1) 227 228
OBX Trust
Series 2026-NQM4, Class A1, CMO, ARM
5.173%, 2/25/66 (1) 147 147
OBX Trust
Series 2026-NQM4, Class A1B, CMO, STEP
5.173%, 2/25/66 (1) 98 98
OBX Trust
Series 2026-NQM5, Class A1, CMO, ARM
5.321%, 1/25/66 (1) 335 335
PENN Commercial Mortgage Trust
Series 2025-P11, Class A, CMO, ARM
5.344%, 8/10/42 (1) 310 314
PRPM Trust
Series 2023-NQM2, Class A1, CMO, STEP
6.25%, 8/25/68 (1) 195 195
RCKT Mortgage Trust
Series 2024-CES8, Class A1A, CMO, STEP
5.49%, 11/25/44 (1) 67 67

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
RCKT Mortgage Trust
Series 2025-CES3, Class A1A, CMO, STEP
5.553%, 3/25/55 (1) 145 145
Roc Mortgage Trust
Series 2024-RTL1, Class A1, CMO, STEP
5.589%, 10/25/39 (1) 255 255
Santander Mortgage Asset Receivable Trust
Series 2025-NQM6, Class A1, CMO, ARM
5.138%, 11/25/65 (1) 207 206
SG Residential Mortgage Trust
Series 2026-3, Class A2, CMO, STEP
5.492%, 4/25/66 (1) 284 283
Spruce Hill Mortgage Loan Trust
Series 2022-SH1, Class A1A, CMO, STEP
4.10%, 7/25/57 (1) 1,416 1,397
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55 (1) 7 7
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 5.262%, 1/25/34 (1) 16 16
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 5.462%, 11/25/43 (1) 314 316
Structured Agency Credit Risk Debt Notes
Series 2024-DNA3, Class A1, CMO, ARM
SOFR30A + 1.05%, 4.662%, 10/25/44 (1) 56 56
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM
SOFR30A + 0.95%, 4.562%, 1/25/45 (1) 14 14
Structured Agency Credit Risk Debt Notes
Series 2026-DNA1, Class M1, CMO, ARM
SOFR30A + 1.00%, 4.612%, 2/25/46 (1) 332 332
Towd Point Mortgage Trust
Series 2019-HY2, Class A1, CMO, ARM
1M TSFR + 1.114%, 4.699%, 5/25/58 (1) 72 73
Verus Securitization Trust
Series 2021-2, Class A3, CMO, ARM
1.545%, 2/25/66 (1) 83 75
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 90 88
Verus Securitization Trust
Series 2021-R1, Class A3, CMO, ARM
1.262%, 10/25/63 (1) 150 146

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Verus Securitization Trust
Series 2021-R2, Class A3, CMO, ARM
1.227%, 2/25/64 (1) 24 23
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP
6.664%, 12/25/68 (1) 47 47
Verus Securitization Trust
Series 2023-INV2, Class A3, CMO, STEP
7.079%, 8/25/68 (1) 188 188
Verus Securitization Trust
Series 2025-3, Class A1, CMO, STEP
5.623%, 5/25/70 (1) 83 83
17,683
Commercial Mortgage-Backed Securities  3.0%
BAMLL Commercial Mortgage Securities Trust
Series 2018-PARK, Class A, ARM
4.091%, 8/10/38 (1) 455 446
BANK
Series 2024-BNK47, Class A1
5.523%, 6/15/57  25 25
BANK5
Series 2024-5YR11, Class AS
6.139%, 11/15/57  55 56
BANK5
Series 2024-5YR12, Class AS, ARM
6.122%, 12/15/57  95 98
BANK5
Series 2024-5YR9, Class A1
4.889%, 8/15/57  134 134
BANK5
Series 2026-5YR21, Class A3
5.525%, 4/15/59  240 247
BBCMS Mortgage Trust
Series 2026-5C40, Class A1
4.431%, 2/15/59  21 21
Benchmark Mortgage Trust
Series 2024-V11, Class AM, ARM
6.201%, 11/15/57  55 56
Benchmark Mortgage Trust
Series 2024-V6, Class A1
5.568%, 3/15/57  23 23
Benchmark Mortgage Trust
Series 2024-V8, Class A1
5.514%, 7/15/57  19 19
Benchmark Mortgage Trust
Series 2025-B41, Class A1
4.401%, 7/15/68  89 88

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Benchmark Mortgage Trust
Series 2025-V19, Class A3
5.249%, 1/15/58  65 66
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C, ARM
5.451%, 10/10/42 (1) 100 100
BMO Mortgage Trust
Series 2024-5C4, Class A3, ARM
6.526%, 5/15/57  500 522
BMO Mortgage Trust
Series 2026-C14, Class A1
4.36%, 2/15/59  43 43
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM
1M TSFR + 1.642%, 5.269%, 12/15/39 (1) 43 43
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM
1M TSFR + 1.841%, 5.468%, 5/15/41 (1) 140 140
BX Commercial Mortgage Trust
Series 2024-SLCT, Class C, ARM
1M TSFR + 2.392%, 6.019%, 1/15/42 (1) 155 155
BX Commercial Mortgage Trust
Series 2026-CSMO, Class C, ARM
1M TSFR + 2.00%, 5.627%, 2/15/43 (1) 100 101
BX Trust
Series 2025-VOLT, Class A, ARM
1M TSFR + 1.70%, 5.327%, 12/15/44 (1) 140 140
BX Trust
Series 2025-VOLT, Class B, ARM
1M TSFR + 2.10%, 5.727%, 12/15/44 (1) 105 105
BX Trust
Series 2026-CLS, Class B, ARM
1M TSFR + 1.70%, 5.327%, 5/15/43 (1) 100 100
BX Trust
Series 2026-CLS, Class C, ARM
1M TSFR + 2.35%, 5.977%, 5/15/43 (1) 100 100
BX Trust
Series 2026-PNDA, Class B, ARM
1M TSFR + 1.50%, 5.15%, 5/15/43 (1) 205 206
CD Mortgage Trust
Series 2016-CD1, Class B, ARM
3.077%, 8/10/49  100 84
CENT
Series 2025-CITY, Class A, ARM
4.92%, 7/10/40 (1) 120 120

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
DBC Mortgage Trust
Series 2025-DBC, Class B, ARM
1M TSFR + 1.60%, 5.228%, 11/15/42 (1) 300 300
Extended Stay America Trust
Series 2025-ESH, Class C, ARM
1M TSFR + 1.85%, 5.477%, 10/15/42 (1) 96 97
FREMF Mortgage Trust
Series 2020-K737, Class B, ARM
3.327%, 1/25/53 (1) 100 99
HILT Commercial Mortgage Trust
Series 2024-ORL, Class C, ARM
1M TSFR + 2.44%, 6.067%, 5/15/37 (1) 105 105
HYT Commercial Mortgage Trust
Series 2024-RGCY, Class A, ARM
1M TSFR + 1.841%, 5.469%, 9/15/41 (1) 120 120
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A, ARM
2.854%, 9/6/38 (1) 405 403
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, ARM
2.854%, 9/6/38 (1) 200 199
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFL, ARM
1M TSFR + 1.489%, 5.136%, 7/5/33 (1) 59 51
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM
1M TSFR + 1.592%, 5.219%, 5/15/41 (1) 100 99
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-C35, Class A1
4.609%, 8/15/58  161 161
NYC Commercial Mortgage Trust
Series 2025-28L, Class C, ARM
5.442%, 11/5/38 (1) 1,015 1,016
NYC Trust
Series 2026-9W57, Class B, ARM
5.353%, 6/6/40 (1) 565 564
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM
1M TSFR + 1.741%, 5.368%, 5/15/39 (1) 100 100
TX Trust
Series 2024-HOU, Class B, ARM
1M TSFR + 2.091%, 5.718%, 6/15/39 (1) 100 100

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Wells Fargo Commercial Mortgage Trust
Series 2025-C65, Class A1
4.287%, 10/15/58  203 200
6,852
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $24,617) 24,535
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  6.6%
U.S. Government Agency Obligations  6.2%
Federal Home Loan Mortgage, UMBS
4.50%, 9/1/52 - 10/1/53  1,089 1,053
5.00%, 2/1/53 - 6/1/55  338 334
5.50%, 7/1/53 - 12/1/55  2,389 2,412
6.00%, 10/1/54 - 8/1/55  2,213 2,273
6.50%, 6/1/55  118 123
Federal Home Loan Mortgage Multifamily Structured PTC, ARM
3.78%, 10/25/28  250 247
4.06%, 10/25/28  106 105
Federal National Mortgage Assn., UMBS
3.00%, 2/1/52  458 400
4.00%, 9/1/52 - 11/1/52  592 557
4.50%, 7/1/52 - 2/1/54  687 665
5.00%, 5/1/53 - 1/1/56  2,274 2,249
5.50%, 8/1/53 - 10/1/55  1,820 1,837
6.00%, 6/1/54 - 5/1/55  562 578
6.50%, 2/1/55  23 24
UMBS, TBA (8)
3.50%, 6/1/56  635 577
5.00%, 6/1/56  715 704
14,138
U.S. Government Obligations  0.4%
Government National Mortgage Assn.
4.00%, 10/20/52  708 668
6.00%, 2/20/40 - 12/20/40  150 157
825
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $15,004) 14,963

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  12.9%
U.S. Treasury Obligations  12.9%
U.S. Treasury Notes, 3.375%, 11/30/27  9,020 8,943
U.S. Treasury Notes, 3.50%, 9/30/27  3,400 3,380
U.S. Treasury Notes, 3.50%, 10/31/27  3,175 3,155
U.S. Treasury Notes, 3.50%, 1/31/28  9,570 9,494
U.S. Treasury Notes, 3.875%, 7/15/28 (9) 2,870 2,862
U.S. Treasury Notes, 4.25%, 1/15/28  1,425 1,431
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $29,442) 29,265
SHORT-TERM INVESTMENTS  2.5%
Commercial Paper  1.7%
4(2)  1.7%(10)
CRF Sequoia, 4.886%, 11/30/26  1,000 1,000
Harley Davidson, 4.491%, 7/20/26  650 646
HCA, 4.271%, 7/8/26  540 537
International Flavors & Fragrances, 4.263%, 6/23/26  750 748
Southern California Edison, 4.311%, 6/18/26  645 644
Videotron, 4.416%, 6/18/26  450 449
4,024
Money Market Funds  0.8%
T. Rowe Price Government Reserve Fund, 3.67% (11)(12) 1,741 1,741
1,741
Total Short-Term Investments (Cost $5,766) 5,765
SECURITIES LENDING COLLATERAL  1.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.1%
Money Market Funds 1.1%
T. Rowe Price Treasury Reserve Fund, 3.67% (11)(12) 2,592 2,592
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 2,592
Total Securities Lending Collateral (Cost $2,592) 2,592

T. ROWE PRICE Short Duration Income Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 2-Year Notes Futures, Call, 6/26/26 @
$103.63 (13) 91 18,797 10
Total Options Purchased (Cost $10) 10
Total Investments in Securities
101.5% of Net Assets
(Cost $231,514) $ 230,943
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $114,522 and represents 50.4% of net assets.
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $471 and represents 0.2% of net assets.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) See Note 4 . All or a portion of this security is on loan at May 31, 2026.
(8) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,281 and represents 0.6% of net assets.
(9) At May 31, 2026, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Short Duration Income Fund

.
.
.
.
.
.
.
.
.
.
(10) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $4,024 and represents 1.7% of net assets.
(11) Seven-day yield
(12) Affiliated Companies
(13) Non-income producing
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
12M TSFR Twelve month Term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
PIK Payment-in-kind
PTC Pass-Through Certificate
PRIME Prime rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short Duration Income Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S46, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/31 6,800 166 147 19
Protection Sold (Relevant Credit: Oracle,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 * 680 (12) (7) (5)
Total Centrally Cleared Credit Default Swaps,
Protection Sold 14
Total Centrally Cleared Swaps 14
Net payments (receipts) of variation margin to date (12)
Variation margin receivable (payable) on centrally cleared swaps $ 2
**
Includes interest purchased or sold but not yet collected of $5.
* Credit ratings as of May 31, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Short Duration Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 91 Three Month SOFR Futures contracts 9/26 21,916 $ (32)
Short, 184 U.S. Treasury Notes five year contracts 9/26 (19,727) (99)
Short, 59 U.S. Treasury Notes ten year contracts 9/26 (6,480) (49)
Long, 344 U.S. Treasury Notes two year contracts 9/26 71,057 131
Short, 11 Ultra U.S. Treasury Bonds contracts 9/26 (1,258) (18)
Short, 24 Ultra U.S. Treasury Notes ten year
contracts 9/26 (2,690) (25)
Net payments (receipts) of variation margin to date 93
Variation margin receivable (payable) on open futures contracts $ 1

T. ROWE PRICE Short Duration Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.67% $ — $ — $ 115++
T. Rowe Price Treasury Reserve Fund, 3.67% — — —++
Totals $ —# $ — $ 115+
Supplementary Investment Schedule
Affiliate
Value
05/31/25
Purchase
Cost
Sales
Cost
Value
5/31/26
T. Rowe Price Government
Reserve Fund, 3.67% $ 2,217  ¤  ¤ $ 1,741
T. Rowe Price Treasury
Reserve Fund, 3.67% —  ¤  ¤ 2,592
Total $ 4,333^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $115 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,333.

T. ROWE PRICE Short Duration Income Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $231,514) $ 230,943
Interest receivable 1,838
Receivable for shares sold 196
Receivable for investment securities sold 20
Due from affiliates 17
Variation margin receivable on centrally cleared swaps 2
Cash 1
Variation margin receivable on futures contracts 1
Foreign currency (cost $1) 1
Other assets 55
Total assets 233,074
Liabilities
Obligation to return securities lending collateral 2,592
Payable for investment securities purchased 2,467
Payable for shares redeemed 411
Investment management fees payable 54
Other liabilities 132
Total liabilities 5,656
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 227,418

T. ROWE PRICE Short Duration Income Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (3,885)
Paid-in capital applicable to 24,092,924 shares of $0.01
par value capital stock outstanding; 6,000,000,000 shares
authorized 231,303
NET ASSETS $ 227,418
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $71,271; Shares outstanding: 7,550,187) $ 9.44
I Class
(Net assets: $156,147; Shares outstanding: 16,542,737) $ 9.44

T. ROWE PRICE Short Duration Income Fund
Statement of Operations

($000s)
Year
Ended
5/31/26
Investment Income (Loss)
Income
.
  Interest $ 7,557
Dividend 115
Securities lending 12
Total income 7,684
Expenses
Investment management 430
Shareholder servicing
Investor Class $ 104
I Class 19 123
Prospectus and shareholder reports
Investor Class 8
I Class 5 13
Custody and accounting 225
Registration 76
Legal and audit 40
Miscellaneous 17
Waived / paid by Price Associates (404)
Total expenses 520
Net investment income 7,164

T. ROWE PRICE Short Duration Income Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 214
Futures (268)
Swaps (1)
Options written (17)
Net realized loss (72)
Change in net unrealized gain / loss
Securities (895)
Futures (68)
Swaps 14
Options written 9
Change in net unrealized gain / loss (940)
Net realized and unrealized gain / loss (1,012)
INCREASE IN NET ASSETS FROM OPERATIONS $ 6,152

T. ROWE PRICE Short Duration Income Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 7,164 $ 3,446
Net realized gain (loss) (72) 288
Change in net unrealized gain / loss (940) 603
Increase in net assets from operations 6,152 4,337
Distributions to shareholders
Net earnings
Investor Class (3,191) (2,028)
I Class (3,952) (1,426)
Decrease in net assets from distributions (7,143) (3,454)
Capital share transactions
*
Shares sold
Investor Class 50,244 39,991
I Class 139,656 25,731
Distributions reinvested
Investor Class 2,421 1,073
I Class 3,755 1,308
Shares redeemed
Investor Class (40,506) (16,408)
I Class (24,304) (10,377)
Increase in net assets from capital share
transactions 131,266 41,318
Net Assets
Increase during period 130,275 42,201
Beginning of period 97,143 54,942
End of period $ 227,418 $ 97,143
*Share information (000s)
Shares sold
Investor Class 5,295 4,244
I Class 14,687 2,732
Distributions reinvested
Investor Class 255 114
I Class 397 139
Shares redeemed
Investor Class (4,268) (1,743)
I Class (2,563) (1,103)
Increase in shares outstanding 13,803 4,383

T. ROWE PRICE Short Duration Income Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Short Duration
Income Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide income consistent with limited fluctuation in principal value and liquidity. The fund has two classes of shares: the Short Duration Income Fund (Investor Class)
and the Short Duration Income Fund–I Class (I Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for

T. ROWE PRICE Short Duration Income Fund

federal income tax purposes reflect the tax character of such earnings. Non-
cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Short Duration Income Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Short Duration Income Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Short Duration Income Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 164,728 $ — $ 164,728
Asset-Backed Securities — 57,747 101 57,848
Short-Term Investments 1,741 4,024 — 5,765
Securities Lending Collateral 2,592 — — 2,592
Options Purchased 10 — — 10
Total Securities 4,343 226,499 101 230,943
Swaps* — 19 — 19
Futures Contracts* 131 — — 131
Total $ 4,474 $ 226,518 $ 101 $ 231,093
Liabilities
Swaps* $ — $ 5 $ — $ 5
Futures Contracts* 223 — — 223
Total $ 223 $ 5 $ — $ 228
1
Includes Bank Loans, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government
& Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short Duration Income Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Short Duration Income Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures, Securities^ $ 141
Credit derivatives Centrally Cleared Swaps 19
^
,*
Total $ 160
^
,*
Liabilities
Interest rate derivatives Futures $ 223
Credit derivatives Centrally Cleared Swaps 5
Total $ 228
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (15) $ — $ (268) $ — $ (283)
Credit derivatives 42 (17) — (1) 24
Total $ 27 $ (17) $ (268) $ (1) $ (259)

T. ROWE PRICE Short Duration Income Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of May 31, 2026, securities valued at $1,264,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures Swaps Total
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ — $ (68) $ — $ (68)
Credit derivatives 17 9 — 14 40
Total $ 17 $ 9 $ (68) $ 14 $ (28)
^ Options purchased are reported as securities.

T. ROWE PRICE Short Duration Income Fund

management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-
upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations.
Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
May 31, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 28% and 43% of net assets.
Options   The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income;
as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in
Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a

T. ROWE PRICE Short Duration Income Fund

specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2026, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 45% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally

T. ROWE PRICE Short Duration Income Fund

cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2026, the notional amount of protection sold by the fund totaled $7,480,000 (3.3% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2026, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 5% of net assets.

T. ROWE PRICE Short Duration Income Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

T. ROWE PRICE Short Duration Income Fund

Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2026, no collateral was pledged by the fund or counterparties for
MSFTA Transactions.

T. ROWE PRICE Short Duration Income Fund

Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security

T. ROWE PRICE Short Duration Income Fund

at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2026, the value of loaned securities was $2,516,000; the value of cash collateral and related investments was $2,592,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term and U.S. government securities aggregated $163,890,000 and $59,433,000, respectively, for the year ended
May 31, 2026. Purchases and sales of U.S. government securities aggregated $88,951,000 and $64,576,000, respectively, for the year ended
May 31, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years

T. ROWE PRICE Short Duration Income Fund

after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2026, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2026, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash
($000s)
May 31,
2026
May 31,
2025
Ordinary income (including short-term capital
gains, if any) $ 7,143 $ 3,454
($000s)
Cost of investments $ 231,691
Unrealized appreciation $ 648
Unrealized depreciation (1,255)
Net unrealized appreciation (depreciation) $ (607)
($000s)
Undistributed ordinary income $ 18
Net unrealized appreciation (depreciation) (607)
Loss carryforwards and deferrals (3,296)
Total distributable earnings (loss) $ (3,885)

T. ROWE PRICE Short Duration Income Fund

sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. Further, a portion of the fund’s available capital loss carryforwards are subject to certain limitations on amount or timing of use related to an ownership change.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee is determined by applying a group fee rate to the fund’s average daily net assets. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates
(the group) applied to a graduated fee schedule, with rates ranging from 0.48%
for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. At
May 31, 2026, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and

T. ROWE PRICE Short Duration Income Fund

acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended May 31, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by
Price Associates in the amount of $1,022,000 remain subject to repayment by the fund at May 31, 2026. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended May 31, 2026, expenses incurred pursuant to these service agreements were $126,000 for Price Associates and $58,000 for T. Rowe Price Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class I Class
Expense limitation/I Class Limit 0.40% 0.01%
Expense limitation date 07/31/27 07/31/27
(Waived)/repaid during the period ($000s) $(203) $(201)

T. ROWE PRICE Short Duration Income Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of May 31, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,448,684 shares of the Investor Class, representing 19%
of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.

T. ROWE PRICE Short Duration Income Fund

The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Short Duration Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Short-Term Bond Fund, Inc.
and Shareholders of T. Rowe Price Short Duration Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Short Duration Income Fund (one
of the funds constituting T. Rowe Price Short-Term Bond Fund, Inc., referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended
May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Short Duration Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Short Duration Income Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $6,980,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Short Duration Income Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Short Duration Income Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Short Duration Income Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or the
Adviser had not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services consisting of a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe
Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Short Duration Income Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.
The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and
Expense Universe), and the fund’s total expenses ranked in the fourth quintile
(Expense Group) and third quintile (Expense Universe). The information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group) and first quintile
(Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Short Duration Income Fund

mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1305-050 7/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 17, 2026